Deposits from the Central Bank and Deposits from credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deposits
Financial liabilities at amortized cost	$ 1,165,889	$ 1,118,145
Total financial liabilities	1,604,462	1,477,724
Deposits from the Central Bank and credit institutions
Deposits
Financial liabilities at fair value through profit or loss	53,873	40,848
Financial liabilities at amortized cost	164,110	169,955
Total financial liabilities	$ 217,983	$ 210,803